Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 164	€ 111
Debt instrument	826	712
Real estate	119	111
Derivatives	57	149
Investment funds	2,487	1,956
Other	767	484
At December 31	€ 4,420	€ 3,525
Equity instruments	4.00%	3.00%
Debt instrument	19.00%	20.00%
Real estate	3.00%	3.00%
Derivatives	1.00%	4.00%
Investment funds	56.00%	55.00%
Other	17.00%	14.00%
At December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	€ 160	€ 106
Debt instrument	465	369
Investment funds	3	11
Other	15	14
At December 31	644	500
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	3	5
Debt instrument	361	343
Real estate	119	111
Derivatives	57	149
Investment funds	2,484	1,945
Other	752	471
At December 31	€ 3,776	€ 3,025